INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2021
Investments In Associates And Joint Ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

26)       INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

a)	Breakdown of investments in associates and joint ventures

Companies	R$ thousand
	Equity interest	Shareholding interest with voting rights	Investment book value	Equity in net income (loss)	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Revenue (1)	Associates and joint ventures net income (loss) for the year
Cielo S.A. (2)	30.06%	30.06%	3,683,242	(171,694)	86,348,802	13,891,012	74,177,771	12,868,440	11,685,440	(317,039)
Fleury S.A. (3)	29.98%	29.98%	1,760,606	93,541	1,731,373	4,232,675	1,174,881	2,899,527	3,752,864	233,979
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	110,564	8,728	3,191,545	1,155,424	2,429,956	1,917,013	536,972	45,270
Tecnologia Bancária S.A. (3)	24.55%	24.55%	219,491	53,446	914,853	1,977,956	866,662	1,132,175	2,482,624	165,056
Swiss Re Corporate Solutions Brasil (3)	40.00%	40.00%	313,658	(633)	2,504,889	1,621,205	3,029,473	311,473	1,374,391	(1,582)
Gestora de Inteligência de Crédito S.A. (3)	21.02%	21.02%	23,653	(15,254)	93,479	1,079,405	161,048	942,313	168,977	(73,876)
Other (3)			25,205	26,956
Total investments in associates			6,136,419	(4,910)	94,784,941	23,957,677	81,839,791	20,070,941	20,001,268	51,808

Elo Participações Ltda.	50.01%	50.01%	1,421,146	426,414	734,729	2,729,981	313,385	211,267	30,522	854,205
Total investments in joint ventures			1,421,146	426,414	734,729	2,729,981	313,385	211,267	30,522	854,205
Total on December 31, 2021			7,557,565	421,504	95,519,670	26,687,658	82,153,176	20,282,208	20,031,790	906,013

(1) Income from financial intermediation or fee and commissions;

(2) Brazilian company, services provider related to credit and debit cards and other means of payment. On December 31, 2021, the Company received R$117,803 thousand of dividends and interest on shareholders’ equity of this investment. In its financial statements referring to December 31, 2021 Cielo S.A. presented R$356,627 thousand of other comprehensive income; and

(3) Companies for which the equity accounting adjustments are calculated using statements of financial position and statements of income with a lag in relation to the reporting date of these consolidated financial statements.

Companies	R$ thousand
	Equity interest	Shareholding interest with voting rights	Investment book value	Equity in net income (loss)	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Revenue (1)	Associates and joint ventures net income (loss) for the year
Cielo S.A. (2)	30.06%	30.06%	3,885,336	(157,556)	75,507,836	16,299,562	66,942,947	10,806,367	11,186,013	(347,338)
IRB - Brasil Resseguros S.A. (3)	0.00%	0.00%	-	53,454	-	-	-	-	-	-
Fleury S.A. (4) (5)	22.47%	22.47%	1,206,372	42,158	1,990,891	3,632,868	1,201,313	2,622,634	2,930,975	220,692
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	106,085	4,384	5,492,157	1,410,680	4,265,660	2,107,953	1,070,232	20,221
Cia. Brasileira de Gestão e Serviços S.A.	41.85%	41.85%	130,641	(2,196)	207,631	136,107	25,451	6,112	154,225	(5,248)
Tecnologia Bancária S.A. (4)	24.32%	24.32%	166,044	35,285	685,459	1,796,631	716,566	1,089,234	2,680,429	130,596
Swiss Re Corporate Solutions Brasil (4)	40.00%	40.00%	332,244	(2,651)	2,499,009	1,446,089	2,809,293	305,194	991,491	(6,627)
Gestora de Inteligência de Crédito S.A. (4)	20.00%	20.00%	28,680	(19,064)	199,844	1,063,455	138,933	980,967	40,598	(95,260)
Other (4)			96,001	52,811
Total investments in associates			5,951,403	6,625	86,582,827	25,785,392	76,100,163	17,918,461	19,053,963	(82,964)

Elo Participações S.A. (6)	50.01%	50.01%	1,435,437	434,313	892,035	2,704,326	262,501	151,629	18,223	864,391
Crediare S.A. – Crédito, Financiamento e Investimento (7)	0.00%	0.00%	-	3,920	-	-	-	-	-	-
MPO - Processadora de Pagamentos Móveis S.A. (8)	0.00%	0.00%	-	-	-	-	-	-	-	-
Total investments in joint ventures			1,435,437	438,233	892,035	2,704,326	262,501	151,629	18,223	864,391
Total on December 31, 2020			7,386,840	444,858	87,474,862	28,489,718	76,362,664	18,070,090	19,072,186	781,427

(1) Income from financial intermediation or fee and commission;

(2) Brazilian company, services provider related to credit and debit cards and other means of payment. In 2020, the Company received R$20,797 thousand of dividends and interest on shareholders’ equity of this investment. In its financial statements, Cielo S.A. presented R$45,693 thousand of other comprehensive income;

(3) Equity method discontinued after the loss of significant influence resulting from the resignation of the chair on the institution’s board of directors, occurred in April 2020, investment subsequently classified as securities at fair value through other comprehensive income;

(4) Companies for which the equity accounting adjustments are calculated using statements of financial position and statements of income with lag in relation to the reporting date of these consolidated financial statements;

(5) Participation in Fleury S.A. (i) company considered using equity method as Bradesco has significant influence due its participation on the Board of the Directors and other Committees;

(6) Brazilian company, holding company that consolidates joint business related to electronic means of payment. In 2020, the Company received R$228,125 thousand of dividends from this investment;

(7) Company sold in July 2020; and

(8) Company merged in November 2020.

Companies	R$ thousand
	Equity interest	Shareholding interest with voting rights	Investment book value	Equity in net income (loss)	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Revenue (1)	Associates and joint ventures net income (loss) for the year
Cielo S.A. (2)	30.06%	30.06%	4,012,423	475,194	80,584,265	13,924,371	74,467,296	8,648,722	5,300,681	1,583,827
IRB - Brasil Resseguros S.A. (3) (4)	15.23%	15.23%	668,833	225,137	10,900,366	6,029,558	11,222,870	1,334,052	7,842,177	1,472,003
Fleury S.A. (3) (5)	16.28%	16.28%	703,401	37,312	990,578	3,707,962	685,626	2,210,530	3,047,851	327,279
Aquarius Participações S.A.	49.00%	49.00%	44,535	12,155	914	90,013	39	-	-	24,805
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00.%	104,420	3,824	2,769,583	1,501,644	3,018,405	732,665	3,933,691	16,642
Cia. Brasileira de Gestão e Serviços S.A.	41.85%	41.85%	135,005	9,328	245,624	106,351	25,873	3,491	188,407	22,550
NCR Brasil Indústria de Equipamentos para Automação S.A. (6)	0.00%	0.00%	-	-	-	-	-	-	-	-
Tecnologia Bancária S.A. (3)	24.32%	24.32%	130,759	15,327	561,182	1,646,932	448,857	1,256,342	2,478,999	44,698
Swiss Re Corporate Solutions Brasil (3)	40.00%	40.00%	345,825	9,056	2,206,395	1,487,009	2,522,673	317,259	1,167,924	22,641
Gestora de Inteligência de Crédito S.A. (3)	20.00%	20.00%	47,744	(11,354)	202,904	323,845	38,512	249,519	17	(73,143)
Other (3)			54,021	98,959	-	-	-	-	-	-
Total investments in associates			6,246,966	874,938	98,461,811	28,817,685	92,430,151	14,752,580	23,959,747	3,441,302

Elo Participações S.A. (7)	50.01%	50.01%	1,338,973	314,644	1,385,306	1,835,595	199,891	29,192	38,605	627,367
Crediare S.A. – Crédito, Financiamento e Investimento	50.00%	50.00%	49,673	11,482	448,568	4,738	353,962	-	135,746	23,498
MPO - Processadora de Pagamentos Móveis S.A. (8)	100.00%	100.00%	-	18	2,676	1,423	4,187	-	150	44
Total investments in joint ventures			1,388,646	326,144	1,836,550	1,841,756	558,040	29,192	174,501	650,909
Total on December 31, 2019 (9)			7,635,612	1,201,082	100,298,361	30,659,441	92,988,191	14,781,772	24,134,248	4,092,211

(1) Income from financial intermediation or fee and commission;

(2) Brazilian company, services provider related to credit and debit cards and other means of payment. In 2019, the Company received R$448,291 thousand of dividends and interest on shareholders’ equity of this investment. In its financial statements, Cielo S.A. presented R$45,693 thousand of other comprehensive income;

(3) Companies for which the equity accounting adjustments are calculated using statements of financial position and statements of income with lag in relation to the reporting date of these consolidated financial statements;

(4) Bradesco has a board member at IRB-Brasil with voting rights, which results in significant influence;

(5) Participation in Fleury S.A. (i) company considered using equity method as Bradesco has significant influence due its participation on the Board of the Directors and other Committees;

(6) In 2019, occurred alienation of NCR Brasil Indústria de Equipamentos para Automação S.A.;

(7) Brazilian company, holding company that consolidates joint business related to electronic means of payment. In 2019, the Company received R$72,215 thousand of dividends from this investment. In its financial statements, Elo Participações S.A. presented R$22 thousand of other comprehensive income;

(8) In December 2019, we began to consolidate the company MPO – Processadora de Pagamentos Móveis S.A., after the shareholding acquisition; and

(9) In 2019, impairment losses were recorded in “associates and jointly controlled entities” in the amount of R$727,235 thousand.

The Group does not have contingent liabilities from investments in associated companies, which it is partially or totally responsible for.

b)	Changes in associates

		R$ thousand
	2021	2020
Opening balance on January 1	7,386,840	7,635,612
Acquisitions	290,211	491,438
Write-offs (1)	(177,602)	(102,282)
Equity in net income of associates	421,504	444,858
Dividends/Interest on equity	(588,156)	(405,791)
Other	224,769	(676,995)
Balance on December 31	7,557,566	7,386,840

(1) In January 2021, there was the divestiture of Cia Brasileira de Gestão e Serviços S.A.